Document and Entity Information - shares	12 Months Ended
	Jan. 31, 2019	May 29, 2018
Details
Registrant Name	Pacific Booker Minerals Inc.
Registrant CIK	0001319150
SEC Form	20-F
Period End date	Jan. 31, 2019
Fiscal Year End	--01-31
Trading Symbol	PBMLF
Number of common stock shares outstanding		14,871,404
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY